BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

The following is a summary of short-term borrowings for the last three years:

	2011		2010		2009
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	0	N/A
Other short-term borrowings	0	N/A	0	N/A	0	N/A
Total	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$96,060	0.17%	$47,531	0.20%	$99,865	0.25%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	114,636	0.37%
Other short-term borrowings	0	N/A	0	N/A	29,512	2.20%
Total	$96,060	0.17%	$47,531	0.20%	$244,013	0.54%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$105,291		$64,995		$240,557
Federal Home Loan Bank borrowings	0		0		250,000
Other short-term borrowings	0		0		58,000

Repurchase Agreements are utilized for corporate sweep accounts with cash management account agreements in place. All are subject to the terms and conditions of Repurchase/Security Agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency, and mortgage-backed securities.

First Financial previously maintained a short-term revolving credit facility with an unaffiliated bank. This facility provided First Financial an additional liquidity resource for various corporate activities, including the repurchase of First Financial shares and the payment of dividends to shareholders. First Financial determined that the credit facility was no longer necessary and elected not to renew it at its March 2010 annual renewal date given the cash position of the Company.

Long-term debt consists of FHLB long-term advances and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidate Balance Sheets. First Financial has $65.0 million in repurchase agreements which have remaining maturities of between one and four years and a weighted average rate of 3.50%. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities available-for-sale on the Consolidated Balance Sheets. First Financial assumed additional FHLB long-term advances in the Peoples and Irwin acquisitions of $63.5 million and $216.3 million, respectively. During the third quarter of 2010, approximately $232.0 million of these advances were prepaid. These advances had a weighted average maturity of 5.5 years, an effective duration of 3.3 years, and a weighted average effective yield of 2.08% after adjusting for the impact of purchase accounting. The funding for the prepayments consisted entirely of interest-bearing deposits with other banks that were previously earning 0.25%. As of December 31, 2011, the remaining FHLB long-term advances assumed in the transactions totaled $1.7 million, had remaining maturities of less than eight years, and a weighted average effective yield of 3.79%.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2011, had collateral available with a book value of $1.1 billion.

The following is a summary of First Financial's long-term debt:

	2011		2010
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$11,544	3.80%	$63,880	3.79%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Total long-term debt	$76,544	3.55%	$128,880	3.64%

As of December 31, 2011, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2012	$29	$0
2013	29	12,500
2014	28	27,500
2015	28	25,000
2016	28	0
Thereafter	11,402	0
Total	$11,544	$65,000

Other long-term debt on the Consolidated Balance Sheets previously consisted of junior subordinated debentures owed to unconsolidated subsidiary trusts. Capital securities were issued in the third quarter of 2003 by a statutory business trust, First Financial (OH) Statutory Trust II (Trust II). These debentures were first eligible for early redemption by First Financial in September 2008 and were fully redeemed on June 30, 2011.

The debenture qualified as Tier I capital under Federal Reserve Board guidelines, but had been limited to 25% of qualifying Tier I capital. After the early redemption, the Company has the capacity to issue approximately $161.7 million in additional qualifying debentures under these guidelines.